SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Cash and cash equivalents

A. Cash and cash equivalents

Cash equivalents are considered by the Company to be highly liquid investments, including, inter alia, short-term deposits with banks, the maturity of which do not exceed three months at the time of deposit, and which are not restricted.

Short term deposits

B. Short term deposits

A short term deposit is cash held in a short-term deposit (between three months and one year) or in a long-term deposit (with a maturity of more than one year from the date of investment). Short term deposits are deposits designated to secure the Company’s car lease agreements and its credit cards.

Loss per share

C. Loss per share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average number of shares outstanding is increased to include additional shares from the assumed exercise of stock options and warrants, if dilutive. The average number of shares is calculated by assuming that outstanding conversions were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting period. For the years ended December 31, 2021, and 2020, potentially dilutive common shares issuable upon the exercise of warrants and options were not included in the computation of loss per share because their effect was anti-dilutive.

Provisions

D. Provisions

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured. Provisions are measured using the best estimate of the amounts required to settle the obligation at the end of the reporting period.

Fair value measurement

E. Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

1.	In the principal market for the asset or liability, or

2.	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

E. Fair value measurement (cont.)

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Classification of fair value hierarchy

The financial instruments presented in the statement of financial position at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

1.	Financial assets

The Company classifies its financial assets into one of the following categories, based on the business model for managing the financial asset and its contractual cash flow characteristics. The Company’s accounting policy for the relevant category is as follows:

Amortized cost: These assets arise principally from the provision of goods and services to customers (e.g. trade accounts receivable), but also incorporate other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest. They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue, and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment. Impairment provisions for trade accounts receivable are recognized based on the simplified approach within IFRS 9 using a provision in the determination of the lifetime expected credit losses. During this process the probability of the non-payment of the trade receivables is assessed. This probability is then multiplied by the amount of the expected loss arising from default to determine the lifetime expected credit loss for the trade receivables. For trade receivables, which are reported net, such provisions are recorded in a separate provision account with the loss being recognized within general and administrative expenses in the consolidated statement of comprehensive income. On confirmation that the trade receivable will not be collectable, the gross carrying value of the asset is written off against the associated provision.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

E. Fair value measurement (cont.):

2.	Financial Liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired. The Company’s accounting policy for each category is as follows:

Fair value through profit or loss: Warrants are initially recognized at fair value net of any transaction costs directly attributable to the issue of the instrument. Such liabilities are subsequently measured at fair value through profit or loss.

Other financial liabilities include the following items: Bank borrowings are initially recognized at fair value net of any transaction costs directly attributable to the issue of the instrument. Such interest-bearing liabilities are subsequently measured at amortized cost using the effective interest rate method, which ensures that any interest expense over the period to repayment is at a constant rate on the balance of the liability carried in the consolidated statement of financial position. For the purposes of each financial liability, interest expense includes initial transaction costs and any premium payable on redemption, as well as any interest or coupon payable while the liability is outstanding. Trade accounts payable and other accounts payable, which are initially recognized at fair value and subsequently carried at amortized cost using the effective interest method.

Another financial liability recognized at fair value is due to a commitment to the selling shareholders of Isramat (See also note 7) that if the aggregate proceeds received by a selling shareholder from the sale of its acquisition shares during the lockup period, together with the value of its unsold acquisition shares as of the end of such period, is lower than its pro rata portion in the equity consideration, the Company will pay the difference in cash to such selling shareholder.

3.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

4.	Derivative liability - Warrants:

Warrants that are denominated in a currency other than the functional currency of the Company are considered a derivative liability and are classified as financial liabilities at fair value through profit or loss. Accordingly, these warrants are measured at fair value and the changes in fair value in each reporting period are recognized in profit or loss.

5.	Derecognition

●	Financial assets - The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the rights to receive the contractual cash flows.

●	Financial Liabilities - The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

E. Fair value measurement (cont.):

6.	Impairment of financial assets

ECL and their measurement

ECL are measured as the unbiased probability-weighted present value of all cash shortfalls over the expected life of each financial asset. For receivables from financial services, ECL are mainly calculated with a statistical model using three major risk parameters: probability of default, loss given default and exposure at default. The estimation of these risk parameters incorporates all available relevant information, not only historical and current loss data, but also reasonable and supportable forward-looking information reflected by the future expectation factors. This information includes macroeconomic factors (e.g., gross domestic product growth, unemployment rate, cost performance index) and forecasts of future economic conditions. For receivables from financial services, these forecasts are performed using a scenario analysis (base case, adverse and optimistic scenarios).

As of December 31, 2022, and December 31, 2021, ECL for trade and other account receivables are not material, and as such are not disclosed, in accordance IFRS 9.

Definition of default, including reasons for selecting the definition

Prior to commencing a business relationship, the Company will enter into an agreement with the customer. The agreement or contract typically includes details of the terms of payment to which the customer is entitled. In most cases, the customer updates the Company if there is a delay in the payment beyond the terms of the agreement. Any delays in payment for more than two months are subject to approval of management. If a customer’s scheduled payment is delayed by more than two months and such delay is not approved by the Company’s management, the CEO will typically make direct contact with the customer’s management and inform them of the overdue obligation and that Company will pursue remedies available to collect the overdue payment. If the customer and the Company are not able to resolve the matter at that time, the receivable is considered to be in default as the collectability is no longer certain. If the collection effort is not successful, the Company will retain legal counsel in the applicable country to assist with collection and sends a demand letter to that effect.

Write-off policy

The Company writes off its financial assets if any of the following occur:

●	Inability to locate the debtor.
●	Discharge of the debt in a bankruptcy.
●	It is determined that the efforts to collect the debt are no longer cost effective given the size of receivable.

The collections department must comply with the collection efforts outlined in the policy to collect on delinquent customer accounts before any write-offs are made.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

E. Fair value measurement (cont.):

Aging Schedule based on due date

	Aging schedule
	December 31, 2022	December 31, 2021

Within payment terms	$1,373	$857

Total	$1,373	$857

Three-level matrix

Based on its past experience and historical data along with a consideration of future projections of factors, such as the economic environment, the Company has established a three-level matrix. The three-level matrix contains the following groups and balances:

	December 31, 2022	December 31, 2021

Government institutions	$279	$296
Industrial customers	1,052	-
Other customers	42	561

Total	$1,373	$857

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Operating Segment

F. Operating Segment:

An operating segment is a component of the Company that meets the following three criteria:

1.	Is engaged in business activities from which it may earn revenues and incur expenses;
2.	Whose operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about allocated resources to the segment and assess its performance; and
3.	For which separate financial information is available.

Segment revenue and segment costs include items that are attributable to the relevant segments and items that can be allocated to segments. Items that cannot be allocated to segments include the Company’s financial income and expenses and income tax. The Company has three operating segments; Precision Metal Parts, Advanced Engineering and Smart Carts.

Share-based compensation

G. Share-based compensation:

Where equity settled share options are awarded to employees and service providers, the fair value of the options calculated at the grant date is based on the market share price and is charged to the statement of comprehensive income over the vesting period. Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether the market vesting conditions are satisfied. The cumulative expense charged is not adjusted for failure to achieve a market vesting condition.

Deferred taxes

H. Deferred taxes

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities in the financial statements and the amounts attributable for tax purposes. Significant judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the estimated timing and level of future taxable profits together with future tax planning strategies.

Deferred taxes are measured at the tax rates that are expected to apply in the period when the temporary differences are reversed based on tax laws that have been enacted or substantively enacted at the end of the reporting period. Deferred taxes are recognized in Profit or loss, except when they relate to items recognized in other comprehensive income or directly in equity. Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not probable that they will be utilized. In addition, temporary differences (such as carry forward losses) for which deferred tax assets have not been recognized or reassessed are recognized to the extent that their recoverability is probable. Any resulting reduction or reversal is recognized as “income tax” within the statement of comprehensive income. All deferred tax assets and liabilities are presented in the statement of financial position as non-current items, respectively.

Deferred taxes are offset in the statement of financial position if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

Deferred tax assets in respect to carryforward losses have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Defined benefit schemes

I. Defined benefit schemes

The Company contributes towards the state pension in accordance with local legislation where required. The only obligation of the Company is to make the required contributions. Costs related to such contributions are expensed in the period in which they are incurred.

The Company has several employee benefits plans as to its employees:

1.	Short-term employee benefits: Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits: The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

This liability is calculated based on actuary measurement.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense simultaneously with receiving the employee’s services and no additional provision is required in the financial statements except for the unpaid contribution. The Company also operates for some employees an immaterial defined benefit plan in respect of severance pay pursuant to the Severance Pay Law. The Company presents the accrued severance pay liability net from severance pay fund.

Property, plant and equipment

J. Property, plant and equipment

Items of property, plant and equipment are initially recognized at cost. Cost includes directly attributable costs and the estimated present value of any future costs of dismantling and removing items. Depreciation is computed by the straight-line method, based on the estimated useful lives of the assets, as follows:

Estimated useful lives

Computers and electronic equipment	3
Machines and manufacturing equipment	10
Furniture and equipment	7
Vehicles	6.67
ERP system and R&D expenses	3-6
Leasehold Improvement	10

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue recognition

J. Revenue recognition

Revenue is recognized based on the five-step model outlined in IFRS 15, Revenue from Contracts with Customers. IFRS 15 sets out a single revenue recognition model, according to which the entity shall recognize revenue in accordance with the said core principle by implementing a five-step model framework:

1.	Identify the contracts with a customer.

2.	Identify the performance obligations in the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price to the performance obligations in the contract.

5.	Recognize revenue when the entity satisfies a performance obligation.

i.	Revenue from services is derived from contracts with customers pursuant to which the Company provides maintenance for various electronic systems. Revenues on these contracts are recognized using the straight-line method, based on the period of time passed.
ii.

Revenues generated in Isramat are recognized from sale of goods in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer.

Performance obligations and timing of revenue recognition

The majority of the Company’s revenue is derived from selling goods with revenue recognized at a point in time when control of the goods has transferred to the customer. This is generally when the goods are delivered to the customer. However, for export sales, control might also be transferred when delivered either to the port of departure or port of arrival, depending on the specific terms of the contract with a customer. There is limited judgement needed in identifying the point control passes: once physical delivery of the products to the agreed location has occurred, the Company no longer has physical possession, usually will have a present right to payment (as a single payment on delivery) and retains none of the significant risks and rewards of the goods in question.

The Company has a segment which carries out maintenance and leasing services for clients, with revenue recognized typically on an over time basis. This is because the designs created have no alternative use for the Company and the contracts would require payment to be received for the time and effort spent by the Company on progressing the contracts in the event of the customer cancelling the contract prior to completion for any reason other than the Company’s failure to perform its obligations under the contract. On partially complete service contracts, A Layout (International) recognizes revenue based on stage of completion of the project which is estimated by comparing the number of hours actually spent on the project with the total number of hours expected to complete the project (i.e. an input based method). This is considered a faithful depiction of the transfer of services as the contracts are initially priced on the basis of anticipated hours to complete the projects and therefore also represents the amount to which the Company would be entitled based on its performance to date.

Determining the transaction price

A substantial amount of the Company’s revenue is derived from Smart Cart segment – fixed price contracts and therefore the amount of revenue to be earned from each contract is determined by reference to those fixed prices. Exceptions are as follows:

● For one key customer, the Company accepts orders and is paid up in advance of delivering the products.

Share based payment transactions

K. Share based payment transactions

The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting date includes the Group’s best estimate of the number of equity instruments that will ultimately vest.

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value of option granted is determined using the Binomial Lattice option-pricing model (“Binomial model”). The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

Research and development expenses

L. Research and development expenses

Research expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate all of the following: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Through December 31, 2022, costs in the amount of $219 have been capitalized and relate to the Company’s ERP system. All other development expenses have not met all the aforementioned criteria and therefore all development costs have been recognized in profit or loss.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Standard not yet effective

M. Standard not yet effective

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Company has decided not to adopt early.

The following amendments are effective for the period beginning 1 January 2023:

-	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2);

-	Definition of Accounting Estimates (Amendments to IAS 8); and

-	Deferred Tax Related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

The following amendments are effective for the period beginning 1 January 2024:

-	IFRS 16 Leases (Amendment – Liability in a Sale and Leaseback)

-	IAS 1 Presentation of Financial Statements (Amendment – Classification of Liabilities as Current or Non-current)

-	IAS 1 Presentation of Financial Statements (Amendment – Non-current Liabilities with Covenants)

The Company is currently assessing the impact of these new accounting standards and amendments. The Company does not believe that the amendments to IAS 1 will have a significant impact on the classification of its liabilities, as the conversion feature in its convertible debt instruments is classified as an equity instrument and therefore, does not affect the classification of its convertible debt as a non-current liability.

The Company does not expect any other standards issued by the IASB, but not yet effective, to have a material impact on the Company.

Changes in accounting policies

The following amendments are effective for the period beginning 1 January 2022:

Leases

The majority of the Company’s accounting policies for leases are set out in note 12.

Identifying leases

The Company accounts for a contract as a lease when it conveys the right to use an asset for a period of time in exchange for consideration. Leases are those contracts that satisfy the following criteria:

-	There is an identified asset;

-	The Company obtains substantially all the economic benefits from use of the asset; and

-	The company has the right to direct use of the asset

The Company considers whether the supplier has substantive substitution rights. If the supplier does have those rights, the contract is not identified as giving rise to a lease.

In determining whether the Company obtains substantially all the economic benefits from use of the asset, the Company considers only the economic benefits that arise use of the asset, not those incidental to legal ownership or other potential benefits.

In determining whether the Company has the right to direct use of the asset, the Company considers whether it directs how and for what purpose the asset is used throughout the period of use. If there are no significant decisions to be made because they are pre-determined due to the nature of the asset, the Company considers whether it was involved in the design of the asset in a way that predetermines how and for what purpose the asset will be used throughout the period of use. If the contract or portion of a contract does not satisfy these criteria, the Company applies other applicable IFRSs rather than IFRS 16.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

IAS - 1 Presentation of Financial Statements

In January 2020, the IASB issued amendments to IAS 1, which clarify the criteria used to determine whether liabilities are classified as current or non-current. These amendments clarify that current or non-current classification is based on whether an entity has a right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. The amendments also clarify that ‘settlement’ includes the transfer of cash, goods, services, or equity instruments unless the obligation to transfer equity instruments arises from a conversion feature classified as an equity instrument separately from the liability component of a compound financial instrument. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. However, in May 2020, the effective date was deferred to annual reporting periods beginning on or after January 1, 2023.

The Company evaluated the expected impact of the IAS 1 amendments on its financial position as December 31, 2022, as a reclassification of its derivative liability - warrants in the amount of $1,142 from Non – Current Liabilities to Current Liabilities.

Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)

IAS 37 defines an onerous contract as a contract in which the unavoidable costs (costs that the Group has committed to pursuant to the contract) of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

The amendments to IAS 37.68A clarify, that the costs relating directly to the contract consist of both:

●	The incremental costs of fulfilling that contract- e.g., direct labor and material; and
●	An allocation of other costs that relate directly to fulfilling contracts: e.g. Allocation of depreciation charge on property, plant and equipment used in fulfilling the contract.

The Company, prior to the application of the amendments, did not have any onerous contracts. The Company estimates that the initial application of the Amendments is not expected to have a material impact on its financial statements.